Property and Equipment - Additional information (Detail) (USD $)	12 Months Ended		89 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 13,836	$ 11,677	$ 69,979